Accounting for Stock-Based Compensation	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Employee Stock Purchase Plan
Accounting for Stock-Based Compensation

Note 10.Accounting for Stock-Based Compensation

The Company has a Long-Term Incentive Plan (“LTIP”) under which its Compensation Committee has the authority to grant stock options, stock appreciation rights, restricted stock, restricted stock units or other forms of equity-based or equity-related awards.

Compensation cost is generally recorded on a straight-line basis over the vesting term of the shares based on the grant date value using the closing trading price.

Compensation cost recognized during the three months ended April 30, 2020 and 2019 related to grants of restricted stock granted or approved by the Company’s Compensation Committee. Share based compensation was $(0.7) and $4.4 for the three months ended April 30, 2020 and 2019, respectively. Share based compensation was negative during the three months ended April 30, 2020 due to modifications of awards, which resulted in reversal of unvested stock compensation and determination of new grant date fair value. Unrecognized compensation cost related to restricted stock awards made by the Company was $21.1 at April 30, 2020.

The Company has established a qualified Employee Stock Purchase Plan (the “Plan”), the terms of which allow for qualified employees (as defined in the Plan) to participate in the purchase of designated shares of the Company’s common stock at a price equal to 85% of the closing price on the last business day of each semi-annual stock purchase period. The fair value of the employee purchase rights represents the difference between the closing price of the Company’s shares on the date of purchase and the purchase price of the shares. Compensation cost was $0.0 and $0.1 for the three months ended April 30, 2020 and 2019, respectively.

11. EMPLOYEE STOCK PURCHASE PLAN

The Company has established a qualified Employee Stock Purchase Plan, the terms of which allow for qualified employees (as defined in the Plan) to participate in the purchase of designated shares of the Company’s common stock at a price equal to 85% of the closing price on the last business day of each semi-annual stock purchase period. The fair value of the employee purchase rights represents the difference between the closing price of the Company’s shares on the date of purchase and the purchase price of the shares. The Company issued approximately 175,000 shares of common stock to employees of the Company during the year ended January 31, 2020 at a weighted average price per share of $8.55. The Former Parent issued approximately 8,000 and 14,000 shares of common stock to employees of the Company during the years ended January 31, 2019 and 2018, respectively, at a weighted average price per share of $61.12 and $49.63, respectively.